ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES – 31.7%
ACC Trust, Class A, Series 2019-1, 3.75%, 05/20/22‡	$140,439	$140,360
American Credit Acceptance Receivables Trust, Class B, Series 2019-1, 3.32%, 04/12/23‡	155,000	154,696
American Credit Acceptance Receivables Trust, Class C, Series 2018-3, 3.75%, 10/15/24‡	415,000	413,262
American Credit Acceptance Receivables Trust, Class C, Series 2018-4, 3.97%, 01/13/25‡	380,000	367,021
American Credit Acceptance Receivables Trust, Class C, Series 2019-2, 3.17%, 06/12/25‡	205,000	191,352
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-4, 2.88%, 07/08/21	14,080	14,076
AmeriCredit Automobile Receivables Trust, Class D, Series 2018-1, 3.82%, 03/18/24	285,000	277,467
Amur Equipment Finance Receivables V LLC, Class A2, Series 2018-1A, 3.24%, 12/20/23‡	169,514	169,458
Amur Equipment Finance Receivables VI LLC, Class A2, Series 2018-2A, 3.89%, 07/20/22‡	281,200	287,086
Aqua Finance Trust, Class A, Series 2019-A, 3.14%, 07/16/40‡	186,376	185,865
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40‡	195,000	194,038
Avid Automobile Receivables Trust, Class A, Series 2018-1, 2.84%, 08/15/23‡	81,973	81,564
BCC Funding Corp. XVI LLC, Class B, Series 2019-1A, 2.64%, 09/20/24‡	220,000	213,149
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	272,800	267,655
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	56,757	55,144
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	292,835	282,020
Carnow Auto Receivables Trust, Class A, Series 2019-1A, 2.72%, 11/15/22‡	131,272	130,023
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27‡	210,000	207,049
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	36,453	36,198
Commonbond Student Loan Trust, Class A1, Series 2019-AGS, 2.54%, 01/25/47‡	204,544	208,282
Conn's Receivables Funding LLC, Class B, Series 2018-A, 4.65%, 01/15/23‡	84,760	81,286
Consumer Loan Underlying Bond CLUB Credit Trust, Class A, Series 2019-P2, 2.47%, 10/15/26‡	124,809	117,788
Consumer Loan Underlying Bond Credit Trust, Class A, Series 2018-P2, 3.47%, 10/15/25‡	100,663	99,373
CPS Auto Receivables Trust, Class B, Series 2017-D, 2.43%, 01/18/22‡	15,195	15,183
CPS Auto Receivables Trust, Class C, Series 2020-A, 2.54%, 12/15/25‡	175,000	172,910
CPS Auto Receivables Trust, Class D, Series 2018-D, 4.34%, 09/16/24‡	210,000	209,869
Credit Acceptance Auto Loan Trust, Class A, Series 2018-1A, 3.01%, 02/16/27‡	221,851	222,104
Dell Equipment Finance Trust, Class A3, Series 2017-2, 2.19%, 10/24/22‡	67,016	66,941
Diamond Resorts Owner Trust, Class B, Series 2019-1A, 3.53%, 02/20/32‡	171,905	166,349
Drive Auto Receivables Trust, Class C, Series 2019-3, 2.90%, 08/15/25	240,000	234,550
DT Auto Owner Trust, Class C, Series 2018-3A, 3.79%, 07/15/24‡	280,000	275,650
DT Auto Owner Trust, Class C, Series 2019-1A, 3.61%, 11/15/24‡	210,000	208,992
DT Auto Owner Trust, Class C, Series 2019-4A, 2.73%, 07/15/25‡	220,000	215,824
Exeter Automobile Receivables Trust, Class B, Series 2017-3A, 2.81%, 09/15/22‡	177,438	176,168
Exeter Automobile Receivables Trust, Class C, Series 2018-2A, 3.69%, 03/15/23‡	445,000	445,352
Exeter Automobile Receivables Trust, Class C, Series 2019-4A, 2.44%, 09/16/24‡	220,000	213,121
Fair Square Issuance Trust, Class A, Series 2020-AA, 2.90%, 09/20/24‡	210,000	193,556
First Investors Auto Owner Trust, Class B, Series 2017-2A, 2.65%, 11/15/22‡	650,000	646,351
First Investors Auto Owner Trust, Class C, Series 2016-2A, 2.53%, 07/15/22‡	355,000	352,927
First Investors Auto Owner Trust, Class C, Series 2019-1A, 3.26%, 03/17/25‡	305,000	294,930
First Investors Auto Owner Trust, Class D, Series 2017-1A, 3.60%, 04/17/23‡	145,000	144,789
Flagship Credit Auto Trust, Class B, Series 2016-2, 3.84%, 09/15/22‡	55,205	55,197
Flagship Credit Auto Trust, Class C, Series 2020-1, 2.24%, 01/15/26‡	210,000	197,169
Foundation Finance Trust, Class A, Series 2017-1A, 3.30%, 07/15/33‡	227,812	227,832
Foursight Capital Automobile Receivables Trust, Class A2, Series 2016-1, 2.87%, 10/15/21‡	978	977
Foursight Capital Automobile Receivables Trust, Class C, Series 2018-1, 3.68%, 08/15/23‡	445,000	442,193
FREED ABS Trust, Class B, Series 2018-2, 4.61%, 10/20/25‡	250,000	233,765
FREED ABS Trust, Class B, Series 2019-2, 3.19%, 11/18/26‡	220,000	192,931
GLS Auto Receivables Issuer Trust, Class B, Series 2019-3A, 2.72%, 06/17/24‡	220,000	217,263
GLS Auto Receivables Issuer Trust, Class B, Series 2020-1A, 2.43%, 11/15/24‡	245,000	237,457
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	82,400	82,342
Hardee's Funding LLC, Class A2I, Series 2018-1A, 4.25%, 06/20/48‡	201,925	194,058
Hertz Vehicle Financing II LP, Class A, Series 2015-3A, 2.67%, 09/25/21‡	101,000	99,976
Hertz Vehicle Financing II LP, Class A, Series 2016-4A, 2.65%, 07/25/22‡	295,000	286,309
Kabbage Funding LLC, Class A, Series 2019-1, 3.83%, 03/15/24‡	200,000	194,928
Lendmark Funding Trust, Class A, Series 2018-2A, 4.23%, 04/20/27‡	390,000	366,840
Marlette Funding Trust, Class A, Series 2019-2A, 3.13%, 07/16/29‡	172,848	166,182
Marlette Funding Trust, Class A, Series 2019-4A, 2.39%, 12/17/29‡	174,758	168,856
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36‡	208,477	195,960
MVW Owner Trust, Class A, Series 2019-2A, 2.22%, 10/20/38‡	198,075	183,078
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	113,849	112,642

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Class A2, Series 2018-1A, 3.22%, 02/15/23‡	$145,000	$144,437
NMEF Funding LLC, Class B, Series 2019-A, 3.06%, 08/17/26‡	175,000	172,218
Octane Receivables Trust, Class A, Series 2019-1A, 3.16%, 09/20/23‡	149,838	149,220
OneMain Direct Auto Receivables Trust, Class C, Series 2018-1A, 3.85%, 10/14/25‡	250,000	248,144
OneMain Financial Issuance Trust, Class A, Series 2019-1A, 3.48%, 02/14/31‡	215,000	202,868
Oportun Funding IX LLC, Class A, Series 2018-B, 3.91%, 07/08/24‡	390,000	367,481
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	117,607	116,591
Orange Lake Timeshare Trust, Class B, Series 2019-A, 3.36%, 04/09/38‡	176,828	173,947
Prosper Marketplace Issuance Trust, Class A, Series 2019-3A, 3.19%, 07/15/25‡	98,423	94,596
Santander Drive Auto Receivables Trust, Class C, Series 2017-1, 2.58%, 05/16/22	139,434	139,340
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24‡	180,000	145,317
Sofi Consumer Loan Program LLC, Class A, Series 2016-3, 3.05%, 12/26/25‡	71,787	71,126
Sofi Consumer Loan Program LLC, Class A, Series 2017-1, 3.28%, 01/26/26‡	106,426	104,587
Sofi Consumer Loan Program Trust, Class A, Series 2019-3, 2.90%, 05/25/28‡	148,026	143,694
Sofi Consumer Loan Program Trust, Class A2, Series 2018-2, 3.35%, 04/26/27‡	236,693	234,710
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46‡	170,188	164,811
Tesla Auto Lease Trust, Class B, Series 2018-B, 4.12%, 10/20/21‡	310,000	305,721
Tidewater Auto Receivables Trust, Class B, Series 2018-AA, 3.45%, 11/15/24‡	525,000	523,548
Tricolor Auto Securitization Trust, Class B, Series 2018-2A, 4.76%, 02/15/22‡	304,711	303,025
TRIP Rail Master Funding LLC, Class A1, Series 2017-1A, 2.71%, 08/15/47‡	296,388	293,494
United Auto Credit Securitization Trust, Class D, Series 2019-1, 3.47%, 08/12/24‡	205,000	188,992
Upstart Securitization Trust, Class A, Series 2019-1, 3.45%, 04/20/26‡	29,692	29,500
Upstart Securitization Trust, Class A, Series 2019-2, 2.90%, 09/20/29‡	153,734	142,722
Upstart Securitization Trust, Class A, Series 2019-3, 2.68%, 01/21/30‡	181,946	181,016
US Auto Funding LLC, Class B, Series 2019-1A, 3.99%, 12/15/22‡	305,000	281,401
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	133,761	132,596
Westgate Resorts LLC, Class A, Series 2016-1A, 3.50%, 12/20/28‡	106,497	106,025
Westgate Resorts LLC, Class A, Series 2018-1A, 3.38%, 12/20/31‡	282,414	281,239
Westlake Automobile Receivables Trust, Class C, Series 2018-3A, 3.61%, 10/16/23‡	380,000	379,556
Westlake Automobile Receivables Trust, Class D, Series 2018-2A, 4.00%, 01/16/24‡	215,000	216,186
Total Asset Backed Securities
(Cost $18,814,699)		18,323,841

MORTGAGE BACKED SECURITIES – 27.0%

Commercial Mortgage Backed Securities – 3.9%
Aventura Mall Trust, Class C, Series 2013-AVM, 3.87%, 12/05/32@‡*	250,000	247,577
Bayview Commercial Asset Trust, Class A2, Series 2006-2A, 1.23%, (1-Month USD LIBOR + 0.28%), 07/25/36@‡	140,648	125,478
BX Trust, Class B, Series 2018-GW, 1.72%, (1-Month USD LIBOR + 1.02%), 05/15/35@‡	700,000	619,759
BXMT Ltd., Class A, Series 2020-FL2 (Cayman Islands), 1.70%, (1-Month USD LIBOR + 0.90%), 02/16/37@‡	175,000	149,955
Citigroup Commercial Mortgage Trust, Class A4, Series 2015-GC27, 2.88%, 02/10/48	175,000	178,459
Commercial Mortgage Lease-Backed Certificates, Class A3, Series 2001-CMLB, 7.47%, 06/20/31@‡*	324,828	328,250
Commercial Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37‡	150,000	135,242
GS Mortgage Securities Trust, Class AS, Series 2020-GC45, 3.17%, 02/13/53	175,000	169,114
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	125,670	110,258
Velocity Commercial Capital Loan Trust, Class AFX, Series 2017-1, 3.00%, 05/25/47@‡*	57,623	57,082
Velocity Commercial Capital Loan Trust, Class AFX, Series 2020-1, 2.61%, 02/25/50@‡*	139,208	141,134
Total Commercial Mortgage Backed Securities		2,262,308

Residential Mortgage Backed Securities – 23.1%
Ajax Mortgage Loan Trust, Class A, Series 2017-B, 3.16%, 09/25/56@‡*	208,012	212,238
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49@‡*	121,202	116,445
Banc of America Funding Trust, Class 5A1, Series 2004-A, 3.87%, 07/20/34@*	146,797	129,100
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	125,226	121,127
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37	6,229	6,262
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	140,228	140,557
Bayview Opportunity Master Fund IVb Trust, Class A, Series 2017-SPL4, 3.50%, 01/28/55@‡*	284,018	283,455
Bear Stearns ALT-A Trust, Class 3A1, Series 2004-5, 4.15%, 06/25/34@*	205,159	186,797
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	130,285	130,402
Chase Home Lending Mortgage Trust, Class A4, Series 2019-ATR1, 4.00%, 04/25/49@‡*	209,197	210,531
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	251,275	255,459
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2013-A, 3.00%, 05/25/42@‡*	335,952	313,391
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	134,079	135,082
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡*	224,117	225,755
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64@‡*	156,905	157,265
COLT Mortgage Loan Trust, Class A1, Series 2018-2, 3.47%, 07/27/48@‡*	95,464	94,562

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
COLT Mortgage Loan Trust, Class A1, Series 2020-1, 2.49%, 02/25/50@‡*	$135,889	$132,787
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 3.10%, 04/25/43@‡*	147,693	145,573
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.76%, 04/25/44@‡*	369,391	367,003
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 3.99%, 09/25/34@*	22,111	22,081
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 3.96%, 01/25/34@*	81,509	83,387
Deephaven Residential Mortgage Trust, Class A3, Series 2017-3A, 2.81%, 10/25/47@‡*	51,415	51,601
Deephaven Residential Mortgage Trust, Class A1, Series 2019-1A, 3.74%, 01/25/59@‡*	280,975	274,083
Ellington Financial Mortgage Trust, Class A3, Series 2019-2, 3.05%, 11/25/59@‡*	91,590	88,795
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	347,814	347,417
Galton Funding Mortgage Trust, Class A41, Series 2018-2, 4.50%, 10/25/58@‡*	88,428	89,273
Galton Funding Mortgage Trust, Class A1, Series 2020-H1, 2.31%, 01/25/60@‡*	179,728	175,163
GCAT LLC, Class A1, Series 2019-NQM1, 2.99%, 02/25/59‡	383,260	377,927
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34	6,748	6,765
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	148,943	153,976
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 4.04%, 06/25/34@*	143,387	130,690
Homeward Opportunities Fund I Trust, Class A1, Series 2018-1, 3.77%, 06/25/48@‡*	234,219	228,073
Homeward Opportunities Fund I Trust, Class A1, Series 2019-1, 3.45%, 01/25/59@‡*	235,754	228,829
Homeward Opportunities Fund I Trust, Class A1, Series 2019-3, 2.68%, 11/25/59@‡*	161,066	154,918
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.35%, 06/25/29@‡*	393,892	392,264
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	196,987	197,222
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 4.67%, 08/25/34@*	83,398	80,733
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 3.68%, 04/25/35@*	269,410	234,964
JPMorgan Mortgage Trust, Class AM1, Series 2015-1, 2.97%, 12/25/44@‡*	134,997	121,747
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 3.05%, 05/25/45@‡*	280,453	280,284
LHOME Mortgage Trust, Class A1, Series 2019-RTL1, 4.58%, 10/25/23‡	315,000	301,596
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	185,507	190,981
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	125,806	124,470
MASTR Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	75,057	75,547
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	90,330	86,711
New Residential Mortgage Loan Trust, Class A1, Series 2019-NQM1, 3.67%, 01/25/49@‡*	67,580	67,089
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	112,033	115,774
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	443,556	459,098
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	303,737	314,549
OBX Trust, Class A3, Series 2019-INV1, 4.50%, 11/25/48@‡*	214,819	217,928
OBX Trust, Class 1A8, Series 2019-EXP3, 3.50%, 10/25/59@‡*	150,700	149,797
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2019-NPL3, 3.10%, 07/27/59‡	129,251	114,132
PRPM LLC, Class A1, Series 2019-2A, 3.97%, 04/25/24‡	215,694	193,215
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50@‡*	173,468	172,466
RCO V Mortgage LLC, Class A1, Series 2019-1, 3.72%, 05/24/24‡	178,489	172,357
Residential Mortgage Loan Trust, Class A1, Series 2019-1, 3.94%, 10/25/58@‡*	182,347	179,029
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59@‡*	197,397	192,113
Spruce Hill Mortgage Loan Trust, Class A1, Series 2019-SH1, 3.40%, 04/29/49@‡*	120,103	114,066
Starwood Waypoint Homes Trust, Class A, Series 2017-1, 1.65%, (1-Month USD LIBOR + 0.95%), 01/17/35@‡	468,076	437,754
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 4.02%, 02/25/34@*	179,874	158,806
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 4.08%, 12/25/33@*	111,333	96,947
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.15%, 02/25/34	344,991	355,927
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 4.15%, 11/25/33@*	148,111	129,101
Towd Point HE Trust, Class A1, Series 2019-HE1, 1.85%, (1-Month USD LIBOR + 0.90%), 04/25/48@‡	109,292	107,174
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	250,000	246,075
Vericrest Opportunity Loan Trust, Class A1, Series 2019-NPL2, 3.97%, 02/25/49‡	165,338	150,489
Verus Securitization Trust, Class A1, Series 2017-1A, 2.85%, 01/25/47@‡*	41,970	41,218
Verus Securitization Trust, Class A1, Series 2018-1, 2.93%, 02/25/48@‡*	158,627	152,305
Verus Securitization Trust, Class A3, Series 2018-INV1, 4.05%, 03/25/58@‡*	55,967	54,044
Verus Securitization Trust, Class B1, Series 2018-2, 4.43%, 06/01/58@‡*	180,000	163,001
Verus Securitization Trust, Class A1, Series 2018-3, 4.11%, 10/25/58@‡*	124,372	122,644
Verus Securitization Trust, Class A1, Series 2019-2, 3.21%, 05/25/59@‡*	144,572	141,742
Verus Securitization Trust, Class A1, Series 2019-INV1, 3.40%, 12/25/59@‡*	237,082	229,311
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 4.68%, 06/25/33@*	88,232	83,061

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 3.62%, 08/25/33@*	$36,994	$34,623
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 4.99%, 07/25/34@*	111,983	111,996
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 4.97%, 07/25/34@*	37,973	38,003
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 4.58%, 10/25/34@*	159,667	159,831
Total Residential Mortgage Backed Securities		13,338,953
Total Mortgage Backed Securities
(Cost $16,275,498)		15,601,261

CORPORATE BONDS – 22.8%

Communication Services – 1.6%
AT&T, Inc., 1.96%, (3-Month USD LIBOR + 1.18%), 06/12/24@	190,000	176,568
Crown Castle International Corp., 4.88%, 04/15/22	230,000	236,607
Live Nation Entertainment, Inc., 4.75%, 10/15/27‡	25,000	22,389
Sirius XM Radio, Inc., 4.63%, 07/15/24‡	45,000	45,953
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25‡	200,000	205,749
Verizon Communications, Inc., 2.79%, (3-Month USD LIBOR + 1.10%), 05/15/25@	267,000	243,533
Total Communication Services		930,799

Consumer Discretionary – 1.7%
Aptiv Corp., 4.15%, 03/15/24	215,000	211,458
Bunge Ltd. Finance Corp., 4.35%, 03/15/24	245,000	240,015
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	360,000	349,650
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	190,000	178,168
Total Consumer Discretionary		979,291

Consumer Staples – 1.1%
Altria Group, Inc., 3.80%, 02/14/24	313,000	317,864
Campbell Soup Co., 3.65%, 03/15/23	83,000	84,649
Conagra Brands, Inc., 4.30%, 05/01/24	200,000	207,385
Total Consumer Staples		609,898

Energy – 0.9%
Boardwalk Pipelines LP, 4.95%, 12/15/24	150,000	119,068
Kinder Morgan, Inc., 5.63%, 11/15/23‡	355,000	372,522
Total Energy		491,590

Financials – 11.2%
Ares Capital Corp., 3.50%, 02/10/23	195,000	174,501
Aviation Capital Group LLC, 3.88%, 05/01/23‡	306,000	286,316
Bank of America Corp., 2.80%, (3-Month USD LIBOR + 1.00%), 04/24/23@	345,000	335,050
Bank of America Corp., 2.51%, (3-Month USD LIBOR + 0.77%), 02/05/26@(a)	153,000	139,083
Bank of New York Mellon Corp. (The), Series E, 4.95%, (3-Month USD LIBOR + 3.42%)#@	360,000	313,283
Capital One Financial Corp., 3.75%, 07/28/26	190,000	177,827
Citadel LP, 4.88%, 01/15/27‡	75,000	72,454
Citigroup, Inc., 2.75%, (3-Month USD LIBOR + 0.96%), 04/25/22@	215,000	210,564
Goldman Sachs Group, Inc. (The), 3.00%, 04/26/22	330,000	332,559
Goldman Sachs Group, Inc. (The), 3.21%, (3-Month USD LIBOR + 1.60%), 11/29/23@	170,000	165,003
Goldman Sachs Group, Inc. (The), 3.55%, (3-Month USD LIBOR + 1.75%), 10/28/27@	170,000	153,127
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%)#@	182,000	159,514
JPMorgan Chase & Co., Series Z, 5.30%, (3-Month USD LIBOR + 3.80%)#@(a)	430,000	396,724
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27‡	105,000	83,737
Lincoln National Corp., 3.86%, (3-Month USD LIBOR + 2.04%), 04/20/67@	60,000	36,105
Morgan Stanley, 3.20%, (3-Month USD LIBOR + 1.40%), 10/24/23@	445,000	429,922
Morgan Stanley, Series F, 3.88%, 04/29/24	410,000	431,551
Navient Corp., 5.88%, 10/25/24	200,000	185,494
Navient Corp., 5.00%, 03/15/27	30,000	26,016
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43@	84,000	79,078
Santander Holdings USA, Inc., 3.70%, 03/28/22	205,000	203,134
Santander Holdings USA, Inc., Series FXD, 3.50%, 06/07/24	240,000	234,701
SBA Tower Trust, 2.88%, 07/09/21‡	780,000	778,301
SBA Tower Trust, 3.17%, 04/11/22‡	780,000	776,348
Synchrony Financial, 4.38%, 03/19/24	315,000	310,430
Total Financials		6,490,822

Health Care – 0.7%
CVS Health Corp., 3.63%, 04/01/27	47,000	47,884
Mylan NV, 3.95%, 06/15/26	275,000	271,972
Tenet Healthcare Corp., 4.88%, 01/01/26‡	105,000	100,406
Total Health Care		420,262

Healthcare - Services – 0.3%
Anthem, Inc., 2.38%, 01/15/25	185,000	183,551

Industrials – 1.6%
CNH Industrial Capital LLC, 4.20%, 01/15/24	280,000	274,230
General Electric Co., Series D, 5.00%, (3-Month USD LIBOR + 3.33%)#@	175,000	144,703
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.13%, 08/01/23‡	250,000	258,674
Stanley Black & Decker, Inc., 4.00%, (US 5 Year CMT T-Note + 2.66%), 03/15/60@(a)	190,000	182,685
TransDigm, Inc., 6.25%, 03/15/26‡	70,000	70,131
Total Industrials		930,423

Information Technology – 1.1%
Broadcom, Inc., 3.63%, 10/15/24‡	290,000	285,907
Dell International LLC / EMC Corp., 4.00%, 07/15/24‡	145,000	146,547
Hewlett Packard Enterprise Co., 2.25%, 04/01/23	180,000	176,123
Total Information Technology		608,577

Real Estate – 0.3%
iStar, Inc., 4.25%, 08/01/25	70,000	58,093
Service Properties Trust, 4.65%, 03/15/24	195,000	143,075
Total Real Estate		201,168

Utilities – 2.3%
CenterPoint Energy, Inc., 2.50%, 09/01/24	180,000	175,369
DPL, Inc., 4.35%, 04/15/29‡(a)	250,000	238,479
DTE Energy Co., Series C, 2.53%, 10/01/24	179,000	174,188
Exelon Corp., 3.50%, 06/01/22	175,000	169,704
PSEG Power LLC, 3.85%, 06/01/23	330,000	336,163

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Utilities (continued)
Vistra Operations Co. LLC, 3.55%, 07/15/24‡	$235,000	$221,583
Total Utilities		1,315,486
Total Corporate Bonds
(Cost $13,721,287)		13,161,867

FOREIGN BONDS – 5.5%

Consumer Staples – 0.4%
BAT Capital Corp. (United Kingdom), 2.76%, 08/15/22	255,000	250,927

Energy – 0.4%
CNOOC Finance 2013 Ltd. (China), 3.00%, 05/09/23	200,000	204,240

Financials – 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.95%, 02/01/22	150,000	135,954
Banco Bradesco SA (Brazil), 3.20%, 01/27/25‡	200,000	184,100
Banco Santander (Chile), 2.70%, 01/10/25‡	150,000	144,592
Industrial & Commercial Bank of China Ltd. (China), 2.96%, 11/08/22	250,000	260,970
Toronto-Dominion Bank (The) (Canada), 2.65%, 06/12/24	57,000	58,013
Total Financials		783,629

Industrials – 1.0%
Avolon Holdings Funding Ltd. (Ireland), 3.95%, 07/01/24‡	249,000	201,298
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	392,487	398,537
Total Industrials		599,835

Information Technology – 0.2%
Open Text Corp. (Canada), 3.88%, 02/15/28‡	140,000	132,256

Materials – 0.9%
Glencore Funding LLC (Switzerland), 4.13%, 05/30/23‡	410,000	378,249
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	200,000	169,251
Total Materials		547,500

Oil & Gas – 0.3%
Petroleos Mexicanos (Mexico), 4.63%, 09/21/23(a)	180,000	146,960

Sovereign Government – 0.9%
Indonesia Government International Bond (Indonesia), 5.88%, 01/15/24‡	200,000	218,061
Republic of South Africa Government International Bond (South Africa), 5.88%, 09/16/25	200,000	192,917
Turkey Government International Bond (Turkey), 7.38%, 02/05/25	100,000	98,541
Total Sovereign Government		509,519
Total Foreign Bonds
(Cost $3,403,530)		3,174,866

TERM LOANS – 3.5%

Aerospace – 0.4%
Kestrel Bidco, Inc., 4.00%, (1-Month USD LIBOR + 3.00%), 12/11/26@	69,825	54,929
TransDigm, Inc., 3.24%, (1-Month USD LIBOR + 2.25%), 08/22/24@	165,353	155,266
Total Aerospace		210,195

Chemicals – 0.4%
Ineos US Finance LLC, 2.99%, (1-Month USD LIBOR + 2.00%), 04/01/24@	243,240	225,909

Financials – 0.3%
Delos Finance S.a.r.l., 3.20%, (3-Month USD LIBOR + 1.75%), 10/06/23@	153,300	139,886

Food/Tobacco – 0.3%
Aramark Servies, Inc., 2.74%, (1-Month USD LIBOR + 1.75%), 03/28/24@	202,310	194,218

Forest Prod/Containers – 0.0%**
Reynolds Consumer Products LLC, 3.50%, (3-Month USD LIBOR + 1.75%), 02/04/27@	20,000	18,990

Gaming/Leisure – 0.1%
Station Casinos LLC, 3.24%, (1-Month USD LIBOR + 2.25%), 02/08/27@	49,674	43,092

Health Care – 0.5%
Elanco Animal Health, Inc., 02/04/27(b)	15,000	14,363
Select Medical Corp., 3.43%, (2-Month USD LIBOR + 2.50%), 03/06/25@	14,981	14,306
Valeant Pharmaceuticals International, Inc., 3.61%, (1-Month USD LIBOR + 3.00%), 06/02/25@	272,403	260,713
Total Health Care		289,382

Manufacturing – 0.0%**
Ingersoll-Rand Services Co., 2.74%, (1-Month USD LIBOR + 1.75%), 03/01/27@	15,000	14,194

Media/Telecom - Broadcasting – 0.2%
Nexstar Media Group, Inc., 4.33%, (3-Month USD LIBOR + 2.75%), 09/18/26@	100,866	95,116

Media/Telecom - Cable/Wireless Video – 0.5%
CSC Holdings, LLC (fka CSC Holdings, Inc. (Cablevision)), 2.86%, (1-Month USD LIBOR + 2.25%), 07/17/25@	184,989	177,899
Virgin Media Bristol LLC, 3.20%, (3-Month USD LIBOR + 2.50%), 01/31/28@	145,000	135,212
Total Media/Telecom - Cable/Wireless Video		313,111

Media/Telecom - Diversified Media – 0.2%
Clear Channel, 4.49%, (1-Month USD LIBOR + 3.50%), 08/21/26@	109,450	93,033

Media/Telecom - Telecommunications – 0.1%
CenturyLink, Inc., 3.24%, (1-Month USD LIBOR + 2.25%), 03/15/27@	74,813	70,277

Media/Telecom - Wireless Communications – 0.0%**
CommScope Holding Co., Inc., 4.24%, (1-Month USD LIBOR + 3.25%), 04/06/26@	24,875	23,631

Transportation - Land Transportation – 0.0%**
Genesse & Wyoming Inc., 3.45%, (1-Month USD LIBOR + 2.00%), 12/30/26@	25,000	24,125

Utility – 0.5%
Calpine Corp., 3.24%, (3-Month USD LIBOR + 2.25%), 01/15/24@	279,616	270,248
Total Term Loans
(Cost $2,161,950)		2,025,407

U.S. TREASURY NOTES – 1.7%
U.S. Treasury Note, 1.75%, 06/15/22	535,000	553,171
U.S. Treasury Note, 2.63%, 02/15/29	365,000	426,708
Total U.S. Treasury Notes
(Cost $927,163)		979,879

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Principal/ Shares	Value
FEDERAL HOME LOAN MORTGAGE CORPORATION – 1.1%
Federal National Mortgage Association, 3.50%, 07/01/49
(Cost $622,278)	$606,590	$641,323

MONEY MARKET FUND – 6.7%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.29%(c) (Cost $3,903,049)	3,903,049	3,903,049

REPURCHASE AGREEMENT – 0.4%(d)
Deutsche Bank Securities, Inc., dated 03/31/20, due 04/01/20, 0.02%, total to be received $238,628, (collateralized by various U.S. Government Agency Obligations, 2.50%-6.00%, 04/15/20-07/01/50, totaling $242,662)
(Cost $238,628)	238,628	238,628

Total Investments – 100.4%
(Cost $60,068,082)		58,050,121
Liabilities in Excess of Other Assets – (0.4%)		(215,625)
Net Assets – 100.0%		$57,834,496

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate

#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
**	Less than 0.05%.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $917,571; the aggregate market value of the collateral held by the fund is $926,274. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $687,646.
(b)	This loan will settle after March 31, 2020 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of March 31, 2020.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2020

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$18,323,841	$–	$18,323,841
Mortgage Backed Securities	–	15,601,261	–	15,601,261
Corporate Bonds	–	13,161,867	–	13,161,867
Foreign Bonds	–	3,174,866	–	3,174,866
Term Loans	–	2,025,407	–	2,025,407
U.S. Treasury Notes	–	979,879	–	979,879
Federal Home Loan Mortgage Corporation	–	641,323	–	641,323
Money Market Fund	3,903,049	–	–	3,903,049
Repurchase Agreement	–	238,628	–	238,628
Total	$3,903,049	$54,147,072	$–	$58,050,121

SUMMARY OF SCHEDULE OF INVESTMENTS

	% of
	Net Assets
Aerospace	0.4%
Asset Backed Securities	31.7
Chemicals	0.4
Commercial Mortgage Backed Securities	3.9
Communication Services	1.6
Consumer Discretionary	1.7
Consumer Staples	1.5
Energy	1.3
Federal Home Loan Mortgage Corporation	1.1
Financials	12.9
Food/Tobacco	0.3
Forest Prod/Containers	0.0	**
Gaming/Leisure	0.1
Health Care	1.2
Healthcare - Services	0.3
Industrials	2.6
Information Technology	1.3
Manufacturing	0.0	**
Materials	0.9
Media/Telecom - Broadcasting	0.2
Media/Telecom - Cable/Wireless Video	0.5
Media/Telecom - Diversified Media	0.2
Media/Telecom - Telecommunications	0.1
Media/Telecom - Wireless Communications	0.0	**
Oil & Gas	0.3
Real Estate	0.3
Residential Mortgage Backed Securities	23.1
Sovereign Government	0.9
Transportation - Land Transportation	0.0	**
U.S. Treasury Notes	1.7
Utilities	2.3
Utility	0.5
Money Market	6.7
Repurchase Agreements	0.4
Total Investments	100.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

**	Less than 0.05%.